Leases (Details) - Schedule of Lease Terms and Discount Rates for All of Operating Leases - USD ($)			6 Months Ended
		Feb. 29, 2024	Sep. 30, 2024		Mar. 31, 2024
Schedule of Lease Terms and Discount Rates for All of Operating Leases [Abstract]
Operating lease, Weighted average remaining lease term (years)			4 years 1 month 13 days		4 years 3 months
Operating lease,Weighted average discount rate	[1]		5.54%		4.77%
Gains on sales and leaseback transactions		$ 731,638		[2]	$ 731,638	[2]
Finance lease, Weighted average remaining lease term (years)			2 years 4 months 24 days		2 years 8 months 1 day
Finance lease,Weighted average discount rate			8.07%		8.07%

[1]	The Company used incremental borrowing rates ranging from 2.03% to 6.68% for its lease contracts in Japan; incremental borrowing rates ranging from 2.83% to 4.55% for its lease contracts in Hong Kong; and incremental borrowing rates of 5.25% and 8.50% for its lease contracts in Canada and the United States, respectively.
[2]	On December 14, 2023, the Company entered into a Real Estate Sales Agreement (“Sales Agreement”) with a third-party buyer (the “Buyer”). Pursuant to the agreement, the Company sold its head office in Japan including the building and land to the Buyer for a total consideration of ¥430.0 million. On February 28, 2024, the Company entered into a Rental Agreement with the Buyer, pursuant to the agreement, the Company leased the same building for its head office for two years from February 28, 2024 to February 27, 2026, with a monthly rental of ¥1.75 million. The Company determined that these transactions should be accounted as sales and leaseback transaction as the control of the head office was transferred to the Buyer, and recognized a gain of $731,638 on disposal of the building and land on February 29, 2024.